Going Concern (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Going Concern (Textual)
Retained Earnings (Accumulated Deficit)	$ (2,168,473)		$ (2,067,646)	$ (1,192,815)
Cash outflow in operating activities	(1,922,554)	(2,421,914)	(3,193,249)	667,324
Working capital deficit	$ 9,897,839